INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized income statement information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Net sales	$ 10,192,818	$ 11,454,807	$ 9,700,296
Cost of sales	(8,452,440)	(8,483,328)	(7,403,025)
Gross profit	1,740,378	2,971,479	2,297,271
Selling, general and administrative expenses	(897,475)	(876,764)	(824,247)
Other operating income (expenses), net	21,663	13,656	(16,240)
Profit (loss) from operating activities	864,566	2,108,371	1,456,784
Profit before income tax expense	826,564	2,031,567	1,359,809
Income tax expense	(196,519)	(369,435)	(336,882)
Net profit (loss) before non-controlling interest	630,045	1,662,132	1,022,927
Non-controlling interest in other subsidiaries	(65,776)	(155,485)	(136,708)
Net profit (loss) for the year	564,269	1,506,647	$ 886,219
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Net sales	3,790,000	3,766,000
Cost of sales	(3,312,000)	(3,154,000)
Gross profit	478,000	612,000
Selling, general and administrative expenses	(181,000)	(213,000)
Other operating income (expenses), net	(100,000)	(153,000)
Profit (loss) from operating activities	197,000	246,000
Financial expenses, net	(132,000)	15,000
Equity in earnings of associated companies	46,000	70,000
Profit before income tax expense	110,000	331,000
Income tax expense	(16,000)	(110,000)
Net profit (loss) before non-controlling interest	94,000	221,000
Non-controlling interest in other subsidiaries	(41,000)	(28,000)
Net profit (loss) for the year	$ 53,000	$ 193,000